SIGNIFICANT ACCOUNTING POLICIES - Adoption of new standards (Details) - USD ($)	Jan. 01, 2019	Dec. 31, 2018
Lease
Total lease liabilities recognized under IFRS 16 at January 1, 2019		$ 1,289,106
IFRS 16
Lease
Weighted average incremental borrowing rate applied to lease liabilities	10.00%